Expense Example	Oct. 31, 2025 USD ($)
Neuberger Emerging Markets Debt Hard Currency ETF (NEMD) | Neuberger Emerging Markets Debt Hard Currency ETF | Neuberger Emerging Markets Debt Hard Currency ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	976
Neuberger Energy Transition & Infrastructure ETF (NBET) | Neuberger Energy Transition & Infrastructure ETF | Neuberger Energy Transition & Infrastructure ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	2,057
Neuberger Flexible Credit Income ETF (NBFC) | Neuberger Flexible Credit Income ETF | Neuberger Flexible Credit Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	1,141
Neuberger Short Duration Income ETF (NBSD) | Neuberger Short Duration Income ETF | Neuberger Short Duration Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	508
Neuberger Total Return Bond ETF (NBTR) | Neuberger Total Return Bond ETF | Neuberger Total Return Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	$ 991